Significant Accounting Policies - Property, plant and equipment (Details)	12 Months Ended
Dec. 31, 2022
Plant and machinery
Property, plant and equipment
Expected useful lives	5 years
Furniture, fittings and equipment
Property, plant and equipment
Expected useful lives	5 years